Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liquidity And Going Concern [Abstract]
Liquidity and Going Concern
2.	Liquidity and Going Concern
The accompanying
consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one
year after the date the financial statements are issued.
As of September
30
,
2022
, the Company’s negative working capital was $
219.6
 million, including cash and cash equivalents of approximately $
2.5
 million. During the
nine
months ended September
30
,
2022
, the Company had operating losses of $
30.9
 million and cash flows used for operations of $
20.5
 million. The Company had an accumulated deficit of approximately $
358.0
 million as of September
30
,
2022
.
In
September 2022
, the Company exercised the Early Paydown Provision to fully extinguish the Scilex Pharma Notes (see Note
6)
. In
August 2022
and
September 2022
, the Company made principal payments towards the outstanding Scilex Pharma Notes totaling $
41.4
 million. Pursuant to Amendment
No
.
4
, a principal balance of $
28.0
 million was forgiven by the Scilex Pharma Note Purchasers (see Note
6)
upon the Company’s exercise of the Early Paydown Provision. The Company funded the principal payments with cash-on
hand and $
34.0
 million received from Sorrento on September
28
,
2022
(see Note
10)
.
On September
12
,
2022
, the Company and Scilex Pharma entered into a Debt Exchange Agreement with Sorrento, pursuant to which all related party payables and related party note payables that remain outstanding as of immediately prior to, and contingent upon, the closing of the Business Combination were contributed by Sorrento to the Company in exchange for the issuance by the Company to Sorrento of preferred stock of the Company and such shares were subsequently converted into shares of New Scliex common stock and preferred stock (see Note
10)
.
On October
17
,
2022
, Sorrento and Scilex entered into a Funding Commitment Letter (see Note
10)
. Pursuant to the terms of the Funding Commitment Letter, upon the written request of the Company, Sorrento shall fund one
or more loans to the Company in the amount to achieve $
5,000,001
in net tangible assets immediately following the effective time of the Business Combination. Such related party payables or related party note payables will be converted into shares of preferred stock pursuant to the Debt Exchange Agreement. Any loans made under the Funding Commitment Letter will not exceed the lesser of (a) $
10,000,000
and (b) an amount that, when taken together with all other Outstanding Indebtedness, will result in the Aggregate Outstanding Amount equaling $
310,000,000
(see Note
10)
. The Company did not draw funds from the Funding Commitment Letter at the effective time of the Business Combination.

On March 18, 2019, the Company acquired Semnur and the acquisition was accounted for as an asset acquisition (see Note 3). The Company anticipates the cash needed for the development of Semnur’s primary product candidate in development,
SP-102,
as well in the development of
SP-103,
will be in excess of the Company’s cash available within one year after the date these consolidated financial statements are issued. Semnur has no historical revenue and the Company will be responsible for funding all development and commercialization efforts and capital funding needs possibly through private or public equity or debt financings, strategic collaborations or other arrangements.
On May 12, 2022, the Company entered into a Bill of Sale (see Note 3), with Sorrento to acquire rights, title and interest in the
SP-104
Assets (see Note 3).
SP-104
has not been approved for commercialization and, as such, no revenues have been generated to date by the asset. The Company will be responsible for funding all development and commercialization efforts.
On June 14, 2022, the Company entered into a license and commercialization agreement with Romeg (see Note 3). The transaction was accounted for as an asset acquisition since substantially all the value of the gross assets was concentrated in the single asset, acquired licenses. The Company anticipates incurring costs related to the commercial launch and marketing of the acquired licenses.
The Company has plans to obtain additional resources to fund its currently planned operations and expenditures for at least twelve months from the issuance of these consolidated financial statements through a combination of equity offerings, debt financings, collaborations, government contracts or other strategic transactions. The Company’s plans are also dependent upon the success of future sales of ZTlido, which is still in the early stages of commercialization, and are dependent upon, among other things, the success of the Company’s marketing of ZTlido. Should the Company’s sales of ZTlido not materialize at the expected rate contemplated in the Company’s business plan, due to the
COVID-19
pandemic or other factors, the Company believes that there are a number of ongoing and potential actions that would maintain its projected cash and projected financial position including but not limited to, additional reductions in general and administrative costs, sales and marketing costs, suspension or winding down of clinical development programs for
SP-102,
SP-103,
and
SP-104,
and other discretionary costs. Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As such, management cannot conclude that such plans will be effectively implemented within one year after the date that these consolidated financial statements are issued. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are issued.

2.	Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern at least one year after the date the financial statements are issued.

As of December
31, 2021, the Company’s negative working capital was $146.4 million, including cash and cash equivalents of approximately $4.3 million. During the year ended December 31, 2021, the Company had operating losses of $35.8 million and negative cash flows from operations of $28.7 million. The Company had an accumulated deficit of approximately $352.6 million as of December 31, 2021.
In September
2018, Scilex Pharma issued $224.0 million of the Scilex Pharma Notes (see Note 8) for a purchase price of $140.0 million. Pursuant to the Indenture, as amended (see Note 8), Scilex Pharma is required to maintain a minimum unrestricted cash balance of $4.0 million at the end of each month.
In December
2020, Scilex Pharma repurchased an aggregate of $65.0 million of the Scilex Pharma Notes (see Note 8) and amended the terms of the Scilex Pharma Notes to release $45.0 million in restricted funds held in the Reserve Account (see Note 8) and Collateral Account (see Note 8) for the purpose of consummating the repurchase of an aggregate of $45.0 million of principal amount.
In February
2021 and
April
2021, Scilex Pharma effected specified principal repurchases totaling $40.0 million of the principal amount of the Scilex Pharma Notes. On December 31, 2021, Scilex Pharma triggered a cumulative sales-related contingency that triggered an increase in the principal amount of the Scilex Pharma Notes by $28.0 million.
In February
2022, Scilex Pharma drew down on the Letter of Credit (see Note 8) with Sorrento, which also triggered Scilex Pharma’s obligation to repurchase $20.0 million of the outstanding principal amount of the Scilex Pharma Notes and to maintain a minimum unrestricted cash balance of $10.0 million.
On March
18, 2019, the Company acquired Semnur and the acquisition was accounted for as an asset acquisition (See Note 4). The Company anticipates the cash needed for the development of Semnur’s primary product candidate in development,
SP-102,
as well in the development of
SP-103,
will be in excess of the Company’s cash available within one year after the date these consolidated financial statements are issued. Semnur has no historical revenue and the Company will be responsible for funding all development and commercialization efforts and capital funding needs possibly through private or public equity or debt financings, strategic collaborations or other arrangements.
The Company has plans to obtain additional resources to fund its currently planned operations and expenditures for at least twelve months from the issuance of these consolidated financial statements through debt and equity financing. The Company’s plans are also dependent upon the success of future sales of ZTlido, which is still in the early stages of commercialization, and are dependent upon, among other things, the success of the Company’s marketing of ZTlido. Should the Company’s sales of ZTlido not materialize at the expected rate contemplated in the Company’s business plan, due to the
COVID-19
pandemic or other factors, the Company believes that there are a number of ongoing and potential actions that would maintain its projected cash and projected financial position including but not limited to, additional reductions in general and administrative costs, sales and marketing costs, suspension or winding down of clinical development programs for
SP-102
and
SP-103,
and other discretionary costs. Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As such, management cannot conclude that such plans will be effectively implemented within one year after the date that these consolidated financial statements are issued. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.